Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Surplus	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Treasury Stock	Total
Balance at Dec. 31, 2017	$ 6,047	$ 45,442	$ 50,595	$ (5,662)	$ (5,051)	$ 91,371
Increase (Decrease) in Stockholders' Equity
Net income			10,714			10,714
Other comprehensive income (loss)				(437)		(437)
Issuance of stock under equity compensation plan		(51)			186	135
Purchase of treasury stock					(179)	(179)
Stock dividend	232	4,782	(5,014)
Cash dividends declared, common stock			(2,190)			(2,190)
Balance at Dec. 31, 2018	6,279	50,173	54,105	(6,099)	(5,044)	99,414
Increase (Decrease) in Stockholders' Equity
Net income			16,114			16,114
Other comprehensive income (loss)				2,344		2,344
Stock dividend	241	5,554	(5,795)
Cash dividends declared, common stock			(2,834)			(2,834)
Balance at Dec. 31, 2019	6,520	55,727	61,590	(3,755)	(5,044)	115,038
Increase (Decrease) in Stockholders' Equity
Net income			14,293			14,293
Other comprehensive income (loss)				5,283		5,283
Purchase of treasury stock					(906)	(906)
Stock dividend	249	3,580	(3,829)
Cash dividends declared, common stock			(3,119)			(3,119)
Balance at Dec. 31, 2020	$ 6,769	$ 59,307	$ 68,935	$ 1,528	$ (5,950)	$ 130,589